Summary of Material Accounting Policies	12 Months Ended
Jun. 30, 2026
Summary of Material Accounting Policies [Abstract]
Summary of Material Accounting Policies
2.	Summary of Material Accounting Policies

(a)	Basis of presentation and principles of consolidation

The Company was formed on December 29, 2022.

Basis of presentation

These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB) (collectively IFRS Accounting Standards).

Principles of consolidation

The Company’s consolidated financial statements comprise the financial statements of the Company and its subsidiaries as of June 30, each year. Subsidiaries are consolidated from the date of their acquisition, being the date on which the Company obtains control, and continue to be consolidated until the date that control ceases. The financial statements of subsidiaries are prepared for the same reporting year as the parent Company, using consistent accounting policies. Intra-company balances and transactions, including unrealized profits arising from intra-company transactions, have been eliminated. Unrealized losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred. Non-controlling interests represent the equity in subsidiaries that is not attributable, directly or indirectly, to the Parent shareholders.

Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Company controls an investee if and only if the Company has:

➢	Power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee),

➢	Exposure, or rights, to variable returns from its involvement with the investee, and

➢	The ability to use its power over the investee to affect its returns.

Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Company has less than a majority of the voting or similar rights of an investee, the Company considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

➢	The contractual arrangement with the other vote holders of the investee

➢	Rights arising from other contractual arrangements

➢	The Company’s voting rights and potential voting rights

The Company re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income from the date the Company gains control until the date the Company ceases to control the subsidiary.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

If the Company loses control over a subsidiary, it derecognizes the related assets, including any allocated goodwill, liabilities, non-controlling interests and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any investment retained is recognized at fair value.

Details of subsidiaries as of June 30, 2026 and 2025 and 2024 were as follows:

Subsidiaries	% of legal ownership Jun 30, 2026	% of legal ownership Jun 30, 2025	% of legal ownership Jun 30, 2024	Country of Incorporation	Principal business activities
Australian Oilseeds Investments Pty Ltd. [1]	100%	100%	100%	Australia	Investment

Cootamundra Oilseeds Pty Ltd. [1]	82.7%	82.7%	82.7%	Australia	Oilseeds crushing business

Cowcumbla Investments Pty Ltd. [1]	82.7%	82.7%	82.7%	Australia	Investment

Good Earth Oils Pty Ltd. [1]	100%	100%	100%	Australia	Marketing and Distribution

EDOC Acquisition Corp	100%	100%	100%	Cayman Islands	SPAC

Rentbuddyuk Limited [2]	51%	-	-	United Kingdom	Digital rent guarantor services

Vellexa Group Inc.	100%	-	-	United States	Corporate administration and strategic holding

Magic Mission International Limited	100%	-	-	British Virgin Islands	Platform services

[1]	During the year ended June 30, 2026, the Group entered into an agreement to dispose of its entire interest in Australian Oilseeds Investments Pty Ltd and its controlled subsidiaries (the “Australian Oilseeds Business”). As at June 30, 2026, the disposal had not been completed, and was subsequently completed on July 27, 2026 (refer to Note 4).

[2]	During the year ended June 30, 2026, the Group acquired a 51% controlling interest in Rentbuddyuk, a company incorporated in the United Kingdom. This entity has been consolidated into the Group’s financial statements from the acquisition date of June 29, 2026 (refer to Note 5 for the assessment of control under IFRS 10 supporting the Group’s consolidation conclusion).

The carrying amount of the Company’s investment in each subsidiary and the equity of each subsidiary are eliminated on consolidation. Non-controlling interests in the net assets of consolidated subsidiaries are presented separately in equity.

Foreign currency translation and transaction

The consolidated financial statements are presented in Australian Dollars (“AUD”), which is also the Company’s functional currency. The Company’s Australian subsidiaries maintain Australian Dollars as their functional currency. The Company’s subsidiary in the United Kingdom conducts its business and maintains its books and records in British Pounds (“GBP”) as its functional currency. The Company’s subsidiaries in the United States, the British Virgin Islands, and the Cayman Islands maintain United States Dollars (“USD”) as their functional currencies.

In preparing the financial statements of each individual entity, transactions in currencies other than the individual entity’s functional currency (foreign currencies) are recognized at the exchange rates prevailing at the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items that are measured in terms of historical cost in foreign currency are not re-measured.

For the purpose of presenting consolidated financial statements, the assets and liabilities of the Group’s foreign operations are translated into Australian Dollars using exchange rates prevailing at the end of each reporting period. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which case the exchange rates at the dates of the transactions are used. Equity balances are translated at historical exchange rates. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in equity under the foreign currency translation reserve.

The translation of assets and liabilities denominated in foreign currencies into AUD is for consolidation purposes and does not indicate that the Company could realize or settle the reported value of those assets and liabilities in AUD. Additionally, this does not indicate that the Company could return or distribute the reported AUD value in equity to its shareholders.

(b)	Going Concern

The consolidated financial statements have been prepared on a going concern basis, which contemplates the continuity of normal business activities and the realization of assets and settlement of liabilities in the ordinary course of business.

For the fiscal year ended June 30, 2026, the Group incurred a net loss from continuing operations of AUD$10,687,852 (2025: Loss AUD$1,320,021 and 2024: Loss AUD$23,838,171), recorded a total net loss of AUD$20,267,226, and experienced net cash outflows from operating activities from continuing operations of AUD$2,764,051. As of June 30, 2026, the Group had a working capital deficit of AUD$18,038,716 (with continuing operations reflecting a working capital deficit position of AUD$18,038,717), primarily driven by derivative warrant liabilities of AUD$22,245,000 (including AUD$22,164,000 attributable to PIPE Warrants) recognized during the year.

These historical results and our year-end working capital deficit represent significant operational and liquidity challenges. In evaluating the appropriateness of preparing the consolidated financial statements on a going concern basis, management assessed its operational roadmap and the following significant mitigating actions and events completed subsequent to June 30, 2026:

●	Divestiture of Legacy Operations: On July 27, 2026, the Group completed the disposal of its legacy, underperforming Australian oilseed processing business. Through this transaction, the Group ceased heavy capital expenditures, transferred operational borrowings, and was formally and unconditionally released from all parent guarantees and debt covenants associated with the agricultural subsidiaries (refer to Note 4);

●	Cancellation of PIPE Warrant Liabilities: In August 2026, all 18.8 million outstanding PIPE warrants were voluntarily surrendered and cancelled for nil consideration, completely eliminating AUD$22,164,000 in current derivative liabilities and restoring positive pro forma consolidated shareholders’ equity (refer to Note 15);

●	Full Collection of Related Party Loan Receivable: The unsecured loan receivable of AUD$6,529,191 due from Ms. Hailing Fan was fully collected in USDT prior to the issuance of these financial statements, providing immediate liquid resources to support ongoing working capital requirements;

●	Subsequent Financing: In October 2026, the Company completed a subsequent financing, securing additional capital to further strengthen corporate cash reserves; and

●	Continuing Business Realization: The Group’s transition to asset-light enterprise software deliverables (Magic Mission) and digital rent guarantor services in the UK private rental sector (RentBuddyUK) is projected to generate recurring operational cash flows with lower overhead demands.

Taking into account these decisive post-year-end capital and liquidity actions, available cash resources, and projected operating receipts, management expects that the Group will have sufficient liquidity to meet its commitments and working capital requirements for at least twelve months from the date of issuance of these financial statements. Accordingly, these consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Group be unable to continue as a going concern.

(c)	Financial instruments

Financial instruments are recognized initially on the date that the Company becomes party to the contractual provisions of the instrument.

On initial recognition, all financial instruments are measured at fair value plus transaction costs (except for instruments measured at fair value through profit or loss where transaction costs are expensed as incurred).

Concentration of Key Customers

The Company had no sales from continuing operations for the fiscal years ended June 30, 2025 and 2024. For the fiscal year ended June 30, 2026, all sales from continuing operations were attributable to a single customer and were contributed by Magic Mission International Limited. The following table summarizes the Company’s customers from continuing operations for the year ended June 30, 2026:

Customer	Total Sales for the Year Ended 30 June 2026 AUD $	% of Total sales 30 June 2026	Outstanding Balance of Trade Receivables as at 30 June 2026 AUD$
Hong Kong Xinkai Gravel Co., Limited	1,179,071	100.00%	873,490

If the sales performance from this key customer declines, or if the customer terminates its cooperation with the Company, or if there is any adverse modification to the commercial terms entered into with this customer, the Group’s business, operating results, financial condition and revenue would be materially and adversely affected.

Financial Asset

The Company’s financial assets as at 30 June 2026 comprise cash and cash equivalents, trade and other receivables and related-party loan receivables. All financial assets are classified at amortized cost.

Cash and cash equivalents represent highly liquid short-term financial instruments. Trade and other receivables and related-party loan receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Impairment for these financial assets is assessed using the expected credit loss model as described below.

Impairment of financial assets

Impairment of financial assets is recognized on an expected credit loss (ECL) basis for the following assets:

●	financial assets measured at amortized cost; and

When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECL, the Company considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis based on the Company’s historical experience and informed credit assessment and including forward-looking information.

The Company uses the presumption that a financial asset is in default when:

●	the other party is unlikely to pay its credit obligations to the Company in full, without recourse to the Company to actions such as realizing security (if any is held); or

●	the financial assets is more than 90 days past due.

Credit losses are measured as the present value of the difference between the cash flows due to the Company in accordance with the contract and the cash flows expected to be received. This is applied using a probability weighted approach.

Trade receivables and contract assets

Impairment of trade receivables and contract assets have been determined using the simplified approach in IFRS Accounting Standards 9 which uses an estimation of lifetime expected credit losses. The Company has determined the probability of non-payment of the receivable and contract assets and multiplied this by the amount of the expected loss arising from default.

The amount of the impairment is recorded in a separate allowance account with the loss being recognized in profit or loss within operating expenses. Once the receivable is determined to be uncollectable then the gross carrying amount is written off against the associated allowance.

Where the Company renegotiates the terms of trade receivables due from certain customers, the new expected cash flows are discounted at the original effective interest rate and any resulting difference to the carrying value is recognized in profit or loss.

Other financial assets measured at amortized cost

Impairment of other financial assets measured at amortized cost is determined using the expected credit loss model in IFRS Accounting Standards 9. On initial recognition of the asset, an estimate of the expected credit losses for the next 12 months is recognized. Where the asset has experienced a significant increase in credit risk, lifetime expected credit losses are estimated and recognized. Digital assets (comprising stablecoins held within other current assets) do not meet the definition of financial assets under IFRS and are therefore excluded from the scope of IFRS 9 and its expected credit loss model (refer to Note 11 for the accounting treatment and details of digital assets).

Financial liabilities

The Company classifies its financial liabilities into two categories: financial liabilities at fair value through profit or loss and financial liabilities measured at amortized cost. Financial liabilities measured at amortized cost are initially recognized at fair value less transaction costs and subsequently measured using the effective interest rate method. Financial liabilities at fair value through profit or loss, including derivative warrant liabilities, are initially recognized at fair value with transaction costs expensed immediately in profit or loss, and are subsequently remeasured at fair value at each reporting date with changes in fair value recognized in profit or loss.

The financial liabilities of the Company comprise trade payables, bank and other loans, lease liabilities, and financial instruments. Financial instruments were reviewed at year end and any changes in valuation of financial instruments are recognized during the year.

(d)	Impairment of non-financial assets

At the end of each reporting period the Company determines whether there is evidence of an impairment indicator for non-financial assets.

Where an indicator exists and regardless of goodwill, indefinite life intangible assets and intangible assets not yet available for use, the recoverable amount of the asset is estimated.

Where assets do not operate independently of other assets, the recoverable amount of the relevant cash-generating unit (CGU) is estimated.

The recoverable amount of an asset or CGU is the higher of the fair value, less costs of disposal and the value in use. Value in use is the present value of the future cash flows expected to be derived from an asset or cash-generating unit.

Where the recoverable amount is less than the carrying amount, an impairment loss is recognized in profit or loss.

Reversal indicators are considered in subsequent periods for all assets which have suffered an impairment loss, except for goodwill.

(e)	Digital Assets

Digital assets comprise cryptocurrencies (primarily USDT) held by the Group and are accounted for as indefinite-lived intangible assets under IAS 38. Digital assets are initially recognized at cost and subsequently measured at fair value using Level 1 active market quotes pursuant to IFRS 13. Under IAS 38’s revaluation method, fair value increases are recognized in other comprehensive income (OCI), unless they reverse a previous loss. Fair value decreases are recognized in profit or loss.

(f)	Intangible assets

Software and development costs

Software and platform development expenditures are recognized as intangible assets when the Company can demonstrate technical feasibility, the intention and ability to complete and use the software, the generation of probable future economic benefits, and reliable measurement of attributable costs in accordance with IAS 38. Research and preliminary development costs are expensed as incurred.

Capitalized software development costs are carried at cost less accumulated amortization and impairment losses. Amortization commences when the asset is available for use and is recognized on a straight-line basis over its estimated useful economic life of 5 years.

Goodwill

Goodwill is carried at cost less accumulated impairment losses.

The value of goodwill recognized on the acquisition of each subsidiary in which the Company holds less than 100% interest will depend on the method adopted in measuring the aforementioned non-controlling interest. The Company can elect to measure the non-controlling interest in the acquiree either at fair value (full goodwill method) or at the non-controlling interest’s proportionate share of the subsidiary’s identifiable net assets (proportionate interest method’). The Company determines which method to adopt for each acquisition.

Under the ‘full goodwill method’, the fair values of the non-controlling interests are determined using valuation techniques which make the maximum use of market information where available.

Goodwill on acquisitions of subsidiaries is included in intangible assets. Goodwill on acquisition of associates is included in investments in associates. Goodwill is not amortized but is tested for impairment annually at the end of financial year and is allocated to the Company’s cash generating units or groups of cash generating units, which represent the lowest level at which goodwill is monitored but where such a level is not larger than an operating segment. Gains and losses on the disposal of an entity include the carrying amount of goodwill related to the entity sold.

During the year ended June 30, 2026, goodwill associated with the legacy Australian Oilseeds Business was fully impaired within discontinued operations (refer to Note 4 and Note 10), and goodwill was recognized in connection with the acquisition of Rentbuddyuk (refer to Note 5 and Note 10).

(g)	Cash and cash equivalents

Cash and cash equivalents comprise cash on hand, demand deposits and short-term investments which are readily convertible to known amounts of cash, and which are subject to an insignificant risk of change in value.

(h)	Employee benefits

Provision is made for the Company’s liability for employee benefits arising from services rendered by employees to the end of the reporting period. Employee benefits that are expected to be wholly settled within one year have been measured at the amounts expected to be paid when the liability is settled. Employee benefits expected to be settled more than one year after the end of the reporting period have been measured at the present value of the estimated future cash outflows to be made for those benefits. In determining the liability, consideration is given to employee wage increases and the probability that the employee may satisfy vesting requirements. Cashflows are discounted using market yields on high quality corporate bond rates incorporating bonds rated AAA or AA by credit agencies, with terms to maturity that match the expected timing of cashflows. Changes in the measurement of the liability are recognized in profit or loss.

(i)	Provisions

Provisions are recognized when the Company has a legal or constructive obligation, as a result of past events, for which it is probable that an outflow of economic benefits will result, and that outflow can be reliably measured.

Provisions are measured at the present value of management’s best estimate of the outflow required to settle the obligation at the end of the reporting period. The discount rate used is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the unwinding of the discount is taken to finance costs in the consolidated statement of profit or loss and other comprehensive income.

(j)	Convertible Promissory Note

Convertible notes are presented as a financial liability in the consolidated statement of financial position. On issuance of the convertible notes, the liability is measured at fair value, and subsequently carried at amortized cost (net of transaction costs) until it is extinguished on conversion or redemption. Convertible notes are classified as current liabilities based on the expected conversion date in accordance with the convertible note’s agreements.

During the year ended June 30, 2026, the convertible notes were fully settled, and there was no outstanding balance as of June 30, 2026 (refer to Note 14).

(k)	Derivative warrant liabilities

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued share purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to IAS 32 and IFRS Accounting Standards 9. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

The Company accounts for its 479,000 Private Warrants and 450,000 Representative’s Warrants issued in connection with its Initial Public Offering as derivative warrant liabilities in accordance with IAS 32 and IFRS Accounting Standards 9. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statements of profit or loss. The fair value of warrants issued by the Company in connection with the Public Offering and Private Placement was previously estimated using Monte-Carlo simulations. During the year ended June 30, 2026, the Company changed the valuation technique for the 479,000 Private Warrants from the Monte-Carlo simulation model to the Black-Scholes model. Management determined that the Black-Scholes model was more appropriate based on the remaining contractual terms and features of the warrants, as the valuation no longer required the simulation of complex or path-dependent outcomes, and that the Black-Scholes model results in a measurement that is equally or more representative of fair value in the circumstances, in accordance with paragraph 65 of IFRS 13 Fair Value Measurement. In accordance with paragraph 66 of IFRS 13, the change in valuation technique has been accounted for prospectively as a change in accounting estimate under IAS 8.

The Company accounts for its 458,720 Warrants issued in connection with the issuance of the convertible debenture as derivative warrant liabilities in accordance with IAS 32 IFRS Accounting Standards 9. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statements of profit or loss.

The Company accounts for its 18,800,000 Warrants issued in connection with the private placements during the year ended June 30, 2026 as derivative warrant liabilities in accordance with IAS 32 and IFRS Accounting Standards 9 due to cash settlement provisions or failure to meet the fixed-for-fixed condition. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value upon initial recognition, with day-one fair value differences recognized in profit or loss as a loss on initial recognition. The liabilities are subject to remeasurement at each balance sheet date until exercised or cancelled, and any change in fair value is recognized in the Company’s statements of profit or loss. The fair value of these warrants has been estimated using the Black-Scholes option pricing model at each measurement date.

(l)	Operating lease

The Company’s leases include rental of a solar power system and plant space which are classified as operating leases in accordance with IFRS 16. Under IFRS 16, lessees are required to recognize the following for all leases (with the exception of short-term leases) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease. The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment.

(m)	Embedded Derivatives

A derivative embedded in a hybrid contract is separated from the host and accounted for as a separate derivative if, the economic characteristics and risks are not closely related to the host, a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative, and the hybrid contract is not measured at fair value through profit or loss. Embedded derivatives are measured at fair value with changes in fair value recognized in profit or loss. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the fair value through profit or loss category.

(n)	Segment Reporting

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Company has determined that it operates as one operating segment.

Historically, the Company operated in the oilseed crushing and processing business, which has been classified as discontinued operations as described in Note 4. Following this strategic shift, the Company’s continuing operations are evaluated by the CODM as a single operating segment focused on technology-enabled platform and digital rent guarantor services in the UK private rental sector. For continuing operations during the year ended June 30, 2026, 100% of revenue was derived from a customer based in Hong Kong (Platform services). Non-current assets of continuing operations as of June 30, 2026 are principally located in the United Kingdom (RentBuddyUK software, technology and goodwill of AUD$8.71 million) and the British Virgin Islands (TenantGraph software of AUD$4.95 million).

(o)	Revenue Recognition

Under IFRS 15 Revenue from Contracts with Customers, the Company recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled. The Company applies the five-step model: (i) identify the contract with the customer; (ii) identify the performance obligations; (iii) determine the transaction price; (iv) allocate the transaction price to performance obligations; and (v) recognize revenue when (or as) the performance obligations are satisfied. The Group acts as principal in its revenue arrangements as it controls the goods or services prior to transfer, and presents revenue on a gross basis.

Discontinued operations – Australian Oilseeds Business

For the legacy oilseeds business (presented within discontinued operations pursuant to IFRS 5; refer to Note 4), revenue from product sales (bulk and packaged edible oils and meal products) is recognized at a point in time when control of the goods transfers to the customer, which occurs either upon dispatch under FOB shipping point terms or upon delivery under FOB destination terms. The transaction price is measured net of volume rebates, trade discounts, and estimated product returns.

Continuing operations – Platform services

For the year ended June 30, 2026, the Company derives revenue from continuing operations through the provision of platform services, primarily comprising the provision and delivery of functional software installation packages. Each software module delivered represents a distinct performance obligation under IFRS 15.27, as each module is operable on a standalone basis upon deployment within the customer’s cloud environment. Revenue is recognized at a point in time when control of the software package is transferred to the customer, evidenced by independent functional testing and formal client milestone acceptance. The Company acts as a principal in these arrangements as it controls the software deliverables prior to delivery.

(p)	New and amended standards and interpretations

i)	New standards, amendments to published approved accounting and reporting standards and interpretations which are effective during the year

The Company has applied the following standards and amendments for the first time for its annual reporting for the period commencing 1 July 2025:

Standard / Amendment	Effective Date (mandatory)	Summary
IAS 21	1-Jan-25	Lack of exchangeability

The initial application of this amendment did not have any material impact on the Company’s financial position, results of operations, or disclosures.

ii)	New or revised IFRSs not yet adopted

Standard / Amendment	Effective Date (mandatory)	Summary
IFRS 9 & IFRS 7 — Classification and Measurement	1-Jan-26	Classification/measurement refinements & related disclosures
IFRS 9 & IFRS 7 — Contracts Referencing Nature-dependent Electricity	1-Jan-26	Targeted PPA/nature-dependent electricity contract guidance
Annual Improvements to IFRS Accounting Standards — Volume 11	1-Jan-26	Narrow clarifications and consistency improvements
Amendments to IFRS 10 Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures	Effective date has been removed temporarily by the IASB.	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
IFRS 18	1-Jan-27	Presentation and Disclosure in Financial Statements
IFRS 19	1-Jan-27	Subsidiaries without Public Accountability: Disclosures
IAS 21	1-Jan-27	Translation to a Hyperinflationary Presentation Currency (Amendments to IAS 21)

The amendments listed above have been published but are not mandatory for 30 June 2026 reporting periods and have not been early adopted by the Company. These amendments are not expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.

(q)	Income taxes

The tax expense recognized in the consolidated statement of profit or loss and other comprehensive income (loss) comprises current income tax expense plus deferred tax expense.

Current tax is the amount of income taxes payable (recoverable) in respect of the taxable profit (loss) for the year and is measured at the amount expected to be paid to (recovered from) the taxation authorities, using the tax rates and laws that have been enacted or substantively enacted by the end of the reporting period. Current tax liabilities (assets) are measured at the amounts expected to be paid to (recovered from) the relevant taxation authority.

Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis. Deferred tax assets are recognized to the extent that it is more likely than not these items will be utilized against taxable income in the future. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are recognized to the extent that it is probable that future taxable profits will be available against which the temporary differences can be utilized, and are reviewed at each reporting date.

(r)	Borrowing costs

Borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalized as part of the cost of that asset.

All other borrowing costs are recognized as an expense in the period in which they are incurred.

(s)	Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventory is determined using the weighted average costs basis and is net of any rebates and discounts received. Net realizable value is estimated using the most reliable evidence available at the reporting date and inventory is written down through an obsolescence provision if necessary.

(t)	Property, plant and equipment

Each class of property, plant and equipment is carried at cost, where applicable, any accumulated depreciation and impairment.

Depreciation

Property, plant and equipment, excluding freehold land, is depreciated on a diminishing value method over the assets’ useful life to the Company, commencing when the asset is ready for use. Buildings are depreciated using the straight-line method.

The depreciation rates used for each class of depreciable assets are shown below:

Depreciation
Fixed asset class	rate
Buildings	2.5%
Plant and Equipment	3% to 33%
Motor Vehicles	17% to 25%
Office Equipment	3% to 50%

At the end of each annual reporting period, the depreciation method, useful life and residual value of each asset is reviewed. Any revisions are accounted for prospectively as a change in estimate.

(u)	Reclassification

Certain prior period amounts have been reclassified to conform to the current year presentation of discontinued operations in accordance with applicable accounting guidance. These reclassifications impacted the presentation of results of operations and cash flows between continuing and discontinued operations but had no effect on previously reported net loss, total assets, total liabilities, or cash flows. The prior period financial statements have been recast to reflect the classification of the disposed business as discontinued operations.

(v)	Discontinued operations and assets held for sale

Assets Held for Sale

In accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, the Company classifies a non-current asset or disposal group as held for sale when all of the following criteria are met: (i) management commits to a plan to sell; (ii) the asset is available for immediate sale; (iii) an active program to locate a buyer has been initiated; (iv) the sale is highly probable within one year; (v) the asset is actively marketed at a reasonable price in relation to its fair value; and (vi) significant changes to the plan are unlikely. The determination requires significant judgment, particularly in assessing the timing of management’s commitment and whether an active disposal program has been initiated. In evaluating these criteria, the Company considers both internally initiated strategic actions and externally imposed conditions, including legally binding enforcement or disposal processes affecting significant assets within a disposal group, where applicable. Assets held for sale are measured at the lower of carrying amount and fair value less costs to sell. Depreciation and amortization cease upon classification. If carrying amount exceeds fair value less costs to sell, an impairment loss is recognized. Subsequent increases in fair value less costs to sell are recognized as gains, but not exceeding cumulative impairment losses previously recognized.

Discontinued Operations

In accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, the Company classifies a component as discontinued operations when it has been disposed of or is classified as held for sale, and the component represents a separate major line of business or geographical area of operations, or is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations . A component comprises operations and cash flows that are clearly distinguishable from the rest of the Company. When a component is classified as discontinued operations, its results of operations are presented separately in the consolidated statements of profit or loss and other comprehensive income for all periods presented, and its assets and liabilities are presented separately in the consolidated statements of financial position, and its net cash flows attributable to operating, investing, and financing activities are presented separately in the consolidated statements of cash flows or disclosed in the notes.

Disposal Groups

When a disposal group includes both assets and liabilities, the Company evaluates the held-for-sale criteria and measurement at the disposal group level. Fair value less costs to sell reflects the value of the disposal group as a whole, considering the economic substance of the transaction. The classification and measurement of disposal groups require significant estimates and assumptions, including the determination of fair value less costs to sell and the assessment of whether the held-for-sale criteria are met as of the reporting date.

Events occurring after the reporting date but before the financial statements are issued may be considered in assessing conditions that existed at the reporting date. Such events may provide additional evidence in evaluating whether the held-for-sale criteria were met, but are not, in isolation, determinative of classification.

(v)	Business combinations

Business combinations are accounted for using the acquisition method at the acquisition date, which is the date on which control is transferred to the Company. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Company elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets.

Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interest in the acquiree, and the fair value of the Company’s previously held equity interest in the acquiree (if any) over the net of the acquisition-date amounts of the identifiable assets of the acquiree and the liabilities assumed. If the net of the acquisition-date amounts of the identifiable assets of the acquiree and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the Company’s previously held an interest in the acquiree (if any), the excess is recognized immediately in profit or loss as a bargain purchase gain.

Costs, other than those associated with the issuance of debt or equity securities, that the Company incurs in connection with a business combination are expensed as incurred.

Any contingent consideration payable is recognized at fair value at the acquisition date. If the contingent consideration is classified as equity, it is not remeasured, and settlement is accounted for within equity. Otherwise, subsequent changes to the fair value of the contingent considerations are recognized in profit or loss.